Cover	Aug. 10, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GROM SOCIAL ENTERPRISES, INC.
Entity Central Index Key	0001662574
Entity Tax Identification Number	46-5542401
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2060 NW Boca Raton Blvd.
Entity Address, Address Line Two	Suite #6
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false